Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(10)	Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not
-for-profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of
October
31,
2018
and
2017
have been adequately provided for in the consolidated financial statements.

For the year ended
October 31, 2018,
32.5%
and
11.5%,
or approximately
$28.6
million and
$10.1
million, of consolidated net sales were attributable to
two
customers.
No
other customer accounted for more than
10%
of consolidated net sales for the year ended
October 31, 2018.
As of
October 31, 2018,
the same
two
customers had outstanding balances payable to the Company totaling
14.5%
and
11.7%,
respectively, of total consolidated shareholders’ equity.
No
other customer had an outstanding balance payable to the Company in excess of
5%
of total consolidated shareholders’ equity.

For the year ended
October 31, 2017,
16.4%,
or approximately
$10.5
million of consolidated net sales were attributable to
one
customer.
No
other customer accounted for more than
10%
of consolidated net sales for the year ended
October 31, 2017.
As of
October 31, 2017,
the same customer had an outstanding balance payable to the Company totaling
8.9%
of total consolidated shareholders’ equity.
No
other customer had an outstanding balance payable to the Company in excess of
5%
of total consolidated shareholders’ equity.

For the year ended
October 31, 2016,
15.1%,
or approximately
$9.7
million of consolidated net sales were attributable to
one
customer.
No
other customer accounted for more than
10%
of consolidated net sales for the year ended
October 31, 2016.
As of
October 31, 2016,
the same customer had an outstanding balance payable to the Company totaling
8.6%
of total consolidated shareholders’ equity.
No
other customer had an outstanding balance payable to the Company in excess of
5%
of total consolidated shareholders’ equity.

For the years ended
October 31, 2018,
2017
and
2016,
approximately
85%,
80%
and
80%,
respectively, of net sales were from customers in the United States, while approximately
15%,
20%
and
20%,
respectively, were from customers outside of the United States.

Net sales attributable to the United States and all other countries in total for the years ended
October 31, 2018,
2017
and
2016
were as follows:

	Years ended October 31,
	2018	2017	2016
United States	$74,778,141	$51,558,474	$51,379,528
Outside the United States	13,050,449	12,534,374	13,236,473
Total net sales	$87,828,590	$64,092,848	$64,616,001

No
individual country outside of the United States accounted for more than
10%
of total net sales in fiscal years
2018,
2017
or
2016.

The Company has
a
single reportable segment for purposes of segment reporting.